111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

July 2, 2019

Marianne Dobelbower

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 1682 (the “Fund”)

(File No. 333-210905) (CIK# 1662283)

Ms. Dobelbower

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is Amendment No. 3 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on April 25, 2016 and was amended on June 17, 2016 and July 25, 2016 in response to comments from the Commission. Marianne Dobelbower confirmed that the staff of the Commission had no further comments on the Registration Statement in a conversation with Matthew Wirig on September 15, 2016.

The Sponsor is filing this Amendment to the Registration Statement to change the Trust’s name and make several updates to simplify the Trust’s holdings by removing the investment in U.S. Treasury obligations. The Sponsor is also updating related and other disclosures in the Registration Statement. These updates to the Registration Statement are consistent with materials submitted on behalf of FT 7033 (File No. 333-221139) declared effective by the staff of the Commission on April 4, 2019 and Alaia Market Linked Trust (333-222878) declared effective by the staff of the Commission on October 31, 2018.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared as soon as practical. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

Chapman and Cutler LLP